Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Major Class (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Fair value	$ 162,854	$ 156,900
Financial liabilities, at fair value	(18,801)	(17,692)
Derivative investments
Disclosure of financial assets [line items]
Fair value	2,183	2,095
Financial liabilities, at fair value	(1,311)	(2,351)
Interest rate contracts
Disclosure of financial assets [line items]
Fair value	418	704
Financial liabilities, at fair value	(667)	(1,138)
Interest rate contracts | Fair value hedges
Disclosure of financial assets [line items]
Fair value	0	0
Financial liabilities, at fair value	0	0
Interest rate contracts | Cash flow hedges
Disclosure of financial assets [line items]
Fair value	0	0
Financial liabilities, at fair value	0	0
Interest rate contracts | Derivative instruments not designated as hedges
Disclosure of financial assets [line items]
Fair value	418	704
Financial liabilities, at fair value	(667)	(1,138)
Foreign currency swap contracts
Disclosure of financial assets [line items]
Fair value	1,676	1,300
Financial liabilities, at fair value	(633)	(1,203)
Foreign currency swap contracts | Fair value hedges
Disclosure of financial assets [line items]
Fair value	0	0
Financial liabilities, at fair value	0	(1)
Foreign currency swap contracts | Cash flow hedges
Disclosure of financial assets [line items]
Fair value	2	9
Financial liabilities, at fair value	(19)	(20)
Foreign currency swap contracts | Derivative instruments not designated as hedges
Disclosure of financial assets [line items]
Fair value	1,674	1,291
Financial liabilities, at fair value	(614)	(1,182)
Other Derivative Contracts
Disclosure of financial assets [line items]
Fair value	89	91
Financial liabilities, at fair value	(11)	(10)
Other Derivative Contracts | Fair value hedges
Disclosure of financial assets [line items]
Fair value	0	0
Financial liabilities, at fair value	0	0
Other Derivative Contracts | Cash flow hedges
Disclosure of financial assets [line items]
Fair value	17	9
Financial liabilities, at fair value	0	0
Other Derivative Contracts | Derivative instruments not designated as hedges
Disclosure of financial assets [line items]
Fair value	72	82
Financial liabilities, at fair value	$ (11)	$ (10)